INTELLECTUAL PROPERTY	9 Months Ended
Sep. 30, 2025
ALTANINE, INC. [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
INTELLECTUAL PROPERTY

Note 5: Intellectual property

On January 20, 2024, the Company entered into a license agreement with Pinata Holdings, Inc. (“Pinata”) pursuant to which the Company obtained the exclusive right to use another party’s enteric coating technology with respect to its metformin-related products, including products containing metformin and liraglutide. Additionally, pursuant to the terms of the license agreement, the Company obtained the non-exclusive right to use another party’s enteric coating technology with respect to liraglutide-related products. The license agreement required no upfront payment by the Company but instead provided for a royalty payment to be made by the Company on a percentage basis of net sales of the products described above.

On April 1, 2024, AEC Merger Sub Corp, a wholly owned subsidiary of Altanine, Inc., merged with Pinata with Pinata being the surviving entity. As a result of the merger, Pinata became a wholly owned subsidiary of Altanine, Inc. In addition, as part of the merger transaction, the license agreement referred to above between Altanine, Inc. and Pinata was terminated. The acquisition of Pinata enhances the Company’s intellectual property portfolio. For accounting purposes, the transaction was recorded as an asset acquisition pursuant to Accounting Standards Codification (“ASC”) 805-50. As consideration for the asset acquisition, shareholders of Pinata received shares equal to 28% of the outstanding and issued shares of the Company. Based on the ASC 805 Business Combinations, the cost of the acquisition, including certain transaction costs, is allocated to the assets acquired on the basis of relative fair values. The assets of Pinata were valued by an independent valuation firm. The transaction included Pinata’s patents valued at $10,041,591 and assumption of liabilities of 137,711. The fair value of the consideration was determined by valuating the post-merger enterprise value.

The consideration to Pinata’s shareholders was $9,903,880 paid in common stock of the Company. The fair value of the consideration was determined by valuating the post-merger enterprise value. Pursuant to ASC 805-50-30-1 the cost of a group of assets acquired in a transaction that is not a business acquisition shall be allocated to the individual assets acquired and liabilities assumed based on their relative fair values. Indeed, the total acquisition cost, including the transaction costs is allocated among the identifiable assets and liabilities based on their relative fair values at the acquisition date.

The following table shows the allocation of the total consideration to the acquired identifiable assets and liabilities:

Identifiable assets and liabilities	April 1, 2024
Patents	$10,041,591
Deferred tax asset, net of valuation allowance	-
Accounts payable and accrued expenses	(137,711)

Total consideration	$9,903,880

The Company capitalized $10,041,591 of acquired patents through an asset acquisition of Pinata Holdings, Inc. Patents acquired from third parties are recorded at cost and amortized on a straight-line basis over their estimated useful lives, generally 10 to 20 years.

	Useful life	September 30, 2025	December 31, 2024

Intellectual Property, gross	17 years	10,091,671	10,091,671
Less: Accumulated depreciation		(890,442)	(445,221)

Intellectual property, net		$9,201,229	$9,646,450

Amortization expense was approximately $148,400 and $445,200 for the three and nine months ended September 30, 2025, respectively. Amortization expense was approximately $148,400 and $296,800 for the three and nine months ended September 30, 2024.

Future amortization expense is expected to be as follows:

Years Ended December 31,	Amount

2025 (remainder)	$148,413
2026	593,628
2027	593,628
2028	593,628
2029	593,628
Thereafter	6,678,304
Total	$9,201,229

Management evaluates the carrying value of patents for indicators of impairment in accordance with ASC 350, Intangibles—Goodwill and Other. Based on this assessment, management determined that there were no indicators of impairment and therefore no impairment losses were recognized for the periods presented.